Exhibit 99.1

World Omni Auto Receivables Trust 2022-D
Monthly Servicer Certificate
July 31, 2023

Dates Covered
Collections Period	07/01/23 - 07/31/23
Interest Accrual Period	07/17/23 - 08/14/23
30/360 Days	30
Actual/360 Days	29
Distribution Date	08/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/23	756,698,400.74	38,839
Yield Supplement Overcollateralization Amount 06/30/23	89,995,502.15	0
Receivables Balance 06/30/23	846,693,902.89	38,839
Principal Payments	29,004,132.58	1,072
Defaulted Receivables	894,425.07	31
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/23	85,824,350.29	0
Pool Balance at 07/31/23	730,970,994.95	37,736

Pool Statistics	$ Amount	# of Accounts
Pool Factor	70.62%
Prepayment ABS Speed	1.49%
Aggregate Starting Principal Balance	1,156,658,989.82	50,043

Delinquent Receivables:
Past Due 31-60 days	7,847,062.91	342
Past Due 61-90 days	2,282,634.47	84
Past Due 91-120 days	334,114.36	18
Past Due 121+ days	0.00	0
Total	10,463,811.74	444

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.28%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.32%
Delinquency Trigger Occurred	NO

Recoveries	465,181.49
Aggregate Net Losses/(Gains) - July 2023	429,243.58
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.61%
Prior Net Losses/(Gains) Ratio	0.38%
Second Prior Net Losses/(Gains) Ratio	0.23%
Third Prior Net Losses/(Gains) Ratio	0.42%
Four Month Average	0.41%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.19%

Overcollateralization Target Amount	6,578,738.95
Actual Overcollateralization	6,578,738.95
Weighted Average Contract Rate	5.02%
Weighted Average Contract Rate, Yield Adjusted	10.46%
Weighted Average Remaining Term	54.26

Flow of Funds	$ Amount
Collections	32,916,458.23
Investment Earnings on Cash Accounts	26,795.85
Servicing Fee	(705,578.25)
Transfer to Collection Account	-
Available Funds	32,237,675.83

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,291,701.30
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	3,557,120.18
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	15,360,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,578,738.95
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,450,115.40

Total Distributions of Available Funds	32,237,675.83

Servicing Fee	705,578.25
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	975,300,000.00
Original Class B	30,630,000.00
Original Class C	15,360,000.00

Total Class A, B, & C
Note Balance @ 07/17/23	749,888,115.13
Principal Paid	25,495,859.13
Note Balance @ 08/15/23	724,392,256.00

Class A-1
Note Balance @ 07/17/23	0.00
Principal Paid	0.00
Note Balance @ 08/15/23	0.00
Note Factor @ 08/15/23	0.0000000%

Class A-2a
Note Balance @ 07/17/23	193,233,426.22
Principal Paid	16,564,734.84
Note Balance @ 08/15/23	176,668,691.38
Note Factor @ 08/15/23	76.2028517%

Class A-2b
Note Balance @ 07/17/23	104,184,688.91
Principal Paid	8,931,124.29
Note Balance @ 08/15/23	95,253,564.62
Note Factor @ 08/15/23	76.2028517%

Class A-3
Note Balance @ 07/17/23	306,860,000.00
Principal Paid	0.00
Note Balance @ 08/15/23	306,860,000.00
Note Factor @ 08/15/23	100.0000000%

Class A-4
Note Balance @ 07/17/23	99,620,000.00
Principal Paid	0.00
Note Balance @ 08/15/23	99,620,000.00
Note Factor @ 08/15/23	100.0000000%

Class B
Note Balance @ 07/17/23	30,630,000.00
Principal Paid	0.00
Note Balance @ 08/15/23	30,630,000.00
Note Factor @ 08/15/23	100.0000000%

Class C
Note Balance @ 07/17/23	15,360,000.00
Principal Paid	0.00
Note Balance @ 08/15/23	15,360,000.00
Note Factor @ 08/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,291,701.30
Total Principal Paid	25,495,859.13
Total Paid	28,787,560.43

Class A-1
Coupon	4.42600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.51000%
Interest Paid	887,263.48
Principal Paid	16,564,734.84
Total Paid to A-2a Holders	17,451,998.32

Class A-2b
One-Month SOFR	5.06794%
Coupon	5.91794%
Interest Paid	496,672.32
Principal Paid	8,931,124.29
Total Paid to A-2b Holders	9,427,796.61

Class A-3
Coupon	5.61000%
Interest Paid	1,434,570.50
Principal Paid	0.00
Total Paid to A-3 Holders	1,434,570.50

Class A-4
Coupon	5.70000%
Interest Paid	473,195.00
Principal Paid	0.00
Total Paid to A-4 Holders	473,195.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.2230819
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.9643677
Total Distribution Amount	28.1874496

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	3.8270509
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	71.4489943
Total A-2a Distribution Amount	75.2760452

A-2b Interest Distribution Amount	3.9733786
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	71.4489943
Total A-2b Distribution Amount	75.4223729

A-3 Interest Distribution Amount	4.6750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.6750000

A-4 Interest Distribution Amount	4.7500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.7500000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	139.52
Noteholders' Third Priority Principal Distributable Amount	602.45
Noteholders' Principal Distributable Amount	258.03

Account Balances	$ Amount
Reserve Account
Balance as of 07/17/23	5,106,453.81
Investment Earnings	21,927.56
Investment Earnings Paid	(21,927.56)
Deposit/(Withdrawal)	-
Balance as of 08/15/23	5,106,453.81
Change	-

Required Reserve Amount	5,106,453.81

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,771,349.87	$5,099,412.06	$4,172,552.79
Number of Extensions	165	170	145
Ratio of extensions to Beginning of Period Receivables Balance	0.56%	0.58%	0.46%